Investment in Joint Venture	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Investment in Joint Venture

9.	Investment in Joint Venture

On March 12, 2025, Snow Lake announced that it has entered into a 50/50 joint venture (the “Joint Venture”) with Global Uranium and Enrichment Limited (“GUE”), to acquire 100% of the Pine Ridge Uranium Project (“Pine Ridge”) in the Powder River Basin in Wyoming, United States.

The Company’s interest in the Joint Venture (“Powder River Basin LLC” or the “Buyer”) is accounted for using the equity method in the consolidated financial statements. Summarized financial information of the joint venture are set out below:

	June 30, 2025	June 30, 2024
	$	$
Current Assets, including cash and cash equivalents of $1,060,770 and prepayments of $93,953	1,154,723	—
Non-current assets	32,115,558	—
Current liabilities	(10,657,035)	—
Non-current liabilities	(10,232,250)	—
Net Assets	12,380,996	—

The summarized statement of profit and loss of Powder River Basin LLC for the period from incorporation to June 30, 2025 is set out below:

	June 30, 2025	June 30, 2024
	$	$
Administrative expenses	13,200	—
Insurance expenses	21,430	—
Loss for the year	(34,630)	—
Company’s share of loss for the year	(17,315)	—

The carrying value of the investment in the Joint Venture is as follows:

$
Balance, June 30, 2023 and 2024	—
Cash contributions to JV	6,291,062
Deferred contributions	10,232,250
Share of loss in Powder River Basin LLC	(17,315)
Balance, June 30, 2025	16,505,997

Contingent Liabilities and Commitments:

The Buyer will purchase Pine Ridge from Stakeholder Energy LLC (Seller”) upon payment to the Seller of $US22,500,000 cash, to be paid in three equal installments of US$7,500,000, payable as follows:

i.	US$7,500,000 to be paid at closing (Closing) of the Acquisition contemplated by the Purchase and Sale Agreement (Acquisition Agreement) (First Instalment);

ii.	US$7,500,000 to be paid on or before one-year from the date of Closing (Second Instalment); and

iii.	US$7,500,000 to be paid on or before two years from the date of Closing (Third Instalment).

Further:

i.	The Buyer shall pay the Seller a production royalty based on an applicable royalty percentage (which will be calculated by a Net Smelter Returns variable between 3.5% and 6%, dependent on U3O8 Realized Price) from uranium, vanadium and related minerals produced and sold or deemed sold by Buyer from any additional property or property interests acquired by the Buyer, or its affiliates or permitted assigns, within twenty (20) years after the effective date of March 11, 2025.

ii.	The Buyer shall expend a minimum of US$10,000,000 in exploration and development costs by the three-year anniversary of the Closing.

The Company is responsible for the 50% payment of the consideration. Deferred liabilities (current) have been recognised for its portion (US$3.75m) which is payable within 12 months and a further deferred liabilities (non-current) has been recognised for its portion (US$3.75m) which is payable within 24 months.